Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)		$ 0.55
Minimum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 0.31
Expected volatility	76.00%	66.00%
Risk-free interest	0.08%	0.29%
Expected life of up to (years)	1 year 240 days	2 years 3 months
Maximum [Member]
Shareholders’ Equity (Details) - Schedule of fair value of options granted using the Black-Scholes option pricing model [Line Items]
Exercise price (in Dollars per share)	$ 0.54
Expected volatility	97.00%	78.00%
Risk-free interest	0.31%	0.79%
Expected life of up to (years)	4 years 87 days	3 years 102 days